Fair Value Measurements (Details 3) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Changes in values of liabilities related to options and warrants	$ (6,999,529)	$ (976,452)	$ (2,667,788)	$ (1,680,787)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance			4,995,020
Changes in values of liabilities related to options and warrants			(2,667,788)
Balance	$ 7,662,808		$ 7,662,808